Reinsurance (Schedule Of Assets In Support Of Reserves) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ceded Credit Risk [Line Items]
Fixed maturity AFS securities	$ 99,736	$ 118,711
Trading securities	3,498	4,460
Equity securities	427	375
Mortgage loans on real estate	18,301	17,991
Derivative investments	3,594	5,697
Other investments	3,739	4,288
Cash and invested cash	3,343	2,612	$ 1,708	$ 2,563
Accrued investment income	1,253	1,189
Other assets	18,802	16,532
Athene Holding Ltd. [Member]
Ceded Credit Risk [Line Items]
Fixed maturity AFS securities	474	744
Trading securities	2,644	3,399
Equity securities	60	54
Mortgage loans on real estate	487	739
Derivative investments	39	93
Other investments	42	227
Cash and invested cash	26	110
Accrued investment income	35	33
Other assets	2	5
Total	3,809	5,404
Commercial [Member]
Ceded Credit Risk [Line Items]
Mortgage loans on real estate	$ 16,903	$ 17,089